Note 17 - Related Party Transactions - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Salaries and other short term employee benefits	$ 2,720	$ 1,949
Share-based compensation (non-cash) (Note 10)	2,957	2,532
Key management personnel compensation	$ 5,677	$ 4,481